Investment Objectives and Goals - iShares Enhanced Roll Yield Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About iShares Enhanced Roll Yield Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of iShares Enhanced Roll Yield Index Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek to track the investment results of an index composed of a broad range of commodity exposures.